Loss Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss from continuing operations	$ 55,627,135	$ (1,139,072)	$ (306,153)
Less: discount accretion on series A preferred stock	(373,560)	(13,321)
Less: dividends accrued on series A preferred stock	(91,192)	(3,507)
Less: dividends accrued on series B preferred stock	(315,632)
Net loss from continuing operations available to ordinary shareholders	56,407,519	(1,155,900)	(306,153)
Net loss from discontinued operations, net of tax, available to ordinary shareholders	(17,000)
Net loss available to ordinary shareholders	$ 56,424,519	$ (1,155,900)	$ (306,153)
Basic and diluted weighted-average shares outstanding	14,300,311	10,745,683	8,795,227
Basic and diluted:
Net loss from continuing operations per share	$ 3.94	$ (0.11)	$ (0.03)
Net loss from discontinued operations per share
Net loss per share	$ 3.94	$ (0.11)	$ (0.03)